Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme - ₨ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Options
Options outstanding, beginning of period	142,865,602	136,612,822	150,887,600
Granted	57,466,600	47,773,600	39,790,000
Exercised	(29,490,022)	(36,673,240)	(47,544,608)
Forfeited	(2,032,110)	(4,813,580)	(6,410,770)
Lapsed	(641,310)	(34,000)	(109,400)
Options outstanding, end of period	168,168,760	142,865,602	136,612,822
Options exercisable, end of period	64,453,260	64,464,392	80,609,722
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 899.03	₨ 682.99	₨ 525.11
Granted	1,235.80	1,220.13	1,030.24
Exercised	596.85	504.10	462.89
Forfeited	1,163.29	965.64	759.21
Lapsed	929.57	568.10	418.55
Options outstanding, end of period	1,063.79	899.03	682.99
Options exercisable, end of period	834.48	638.18	508.89
Weighted average fair value of options granted during the year	₨ 320.42	₨ 305.78	₨ 262.79